Leases (narrative) (detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Operating Leases, Rent Expense, Net [Abstract]
Operating Leases, Rent Expense	$ 48,300	$ 51,400	$ 49,600
Capital Leased Assets [Line Items]
Capital Lease Assets Gross	40,910	5,313
Less accumulated amortizaion	1,706	89
Building [Member]
Capital Leased Assets [Line Items]
Capital Lease Assets Gross	5,313	$ 5,313
Equipment [Member]
Capital Leased Assets [Line Items]
Capital Lease Assets Gross	$ 35,597